CONSOLIDATED BALANCE SHEETS - Parenthetical - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Consolidated Balance Sheets
Preferred Stock, Par Value	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	2,000,000	2,000,000	2,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par Value	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	35,000,000	35,000,000	35,000,000
Common Stock, Shares Issued	8,981,826	8,911,714	8,166,789
Common Stock, Shares Outstanding	8,979,826	8,909,714	8,134,789
Treasury Stock, at cost - Shares	2,000	2,000	32,000